CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
(Deficiency)/equity	$ (32,123)	$ 42,037	$ (41,754)
Long-term debt	90,782	73,224
Total equity less long-term debt	58,659	115,261
Cash and cash equivalents	(53,367)	(96,507)	$ (27,787)
Total equity less long-term debt plus cash and cash equivalents	$ 5,292	$ 18,754